Schedule of provision income taxes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Income tax expense			$ 1,741	$ 131
Income tax expense			(1,741)	(131)
HONG KONG
Income tax expense			686
Income tax expense			(686)
Other Countries [Member]
Income tax expense			1,055	131
Income tax expense			$ (1,055)	$ (131)